UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-10407

Master Portfolio Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: July 31

Date of reporting period: October 31, 2016

ITEM 1.	SCHEDULE OF INVESTMENTS.

MASTER PORTFOLIO TRUST

MUNICIPAL HIGH INCOME PORTFOLIO

FORM N-Q

OCTOBER 31, 2016

MUNICIPAL HIGH INCOME PORTFOLIO

Schedule of investments (unaudited)	October 31, 2016

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
MUNICIPAL BONDS - 99.6%
Alabama - 4.5%
Jefferson County, AL, Sewer Revenue:
AGM	5.500%	10/1/53	$1,750,000	$2,036,528
Convertible CAB	0.000%	10/1/50	11,020,000	8,600,008	(a)
Subordinated Lien Warrants	6.000%	10/1/42	4,880,000	5,815,008
Subordinated Lien Warrants	6.500%	10/1/53	8,250,000	10,169,032
Lower Alabama Gas District, Gas Project Revenue	5.000%	9/1/46	6,750,000	8,440,335

Total Alabama				35,060,911

Arizona - 2.0%
La Paz County, AZ, IDA, Educational Facility Lease Revenue:
Charter School Solutions, Harmony Public School Project	5.000%	2/15/36	750,000	816,135	(b)
Charter School Solutions, Harmony Public School Project	5.000%	2/15/46	3,000,000	3,216,120	(b)
Navajo Nation, AZ, Revenue	5.500%	12/1/30	850,000	959,344	(b)
Phoenix, AZ, IDA Education Revenue, Basis School Inc.	5.000%	7/1/45	7,000,000	7,361,130	(b)
University Medical Center Corp., AZ, Hospital Revenue	6.000%	7/1/24	1,250,000	1,412,287	(c)
University Medical Center Corp., AZ, Hospital Revenue	6.500%	7/1/39	2,000,000	2,285,840	(c)

Total Arizona				16,050,856

California - 10.8%
Anaheim, CA, Public Financing Authority Lease Revenue	5.000%	5/1/46	2,000,000	2,327,900
California School Finance Authority, School Facilities Revenue:
KIPP LA Project	5.000%	7/1/34	600,000	677,622
KIPP LA Project	5.125%	7/1/44	750,000	841,958
California State PCFA, Water Furnishing Revenue	5.000%	11/21/45	7,500,000	8,345,550	(b)(d)
California State Public Works Board, Lease Revenue:
California State Prisons LA	5.000%	10/1/28	3,500,000	4,101,405
Various Capital Project	5.125%	10/1/31	2,000,000	2,332,700
California Statewide CDA Revenue:
American Baptist Homes of the West	2.100%	10/1/19	2,250,000	2,251,575
American Baptist Homes of the West	2.400%	10/1/20	1,250,000	1,250,837
Senior Living-Presbyterian Homes	4.750%	11/15/26	1,920,000	1,922,650	(c)
California Statewide CDA, Senior Living Health Facility Revenue, Los Angeles Jewish Home Aging, Jewish Home Foundation	4.750%	8/1/20	4,000,000	4,003,240
California Statewide CDA, Student Housing Revenue:
Provident Group-Pomona Properties LLC	5.600%	1/15/36	3,105,000	3,554,697
Provident Group-Pomona Properties LLC	5.750%	1/15/45	2,230,000	2,535,287
Inland Valley, CA, Development Agency, Successor Agency Tax Allocation Revenue	5.000%	9/1/44	2,140,000	2,448,353
M-S-R Energy Authority, CA, Gas Revenue	7.000%	11/1/34	26,500,000	38,091,630
Redding, CA, RDA, Tax Allocation, Shastec Redevelopment Project	5.000%	9/1/36	1,250,000	1,250,437
River Islands, CA, Public Financing Authority Special Tax, Community Facilities District No. 2003-1	5.500%	9/1/45	2,740,000	2,994,354
Roseville, CA, Natural Gas Finance Authority Revenue	5.000%	2/15/27	5,000,000	5,966,900

Total California				84,897,095

See Notes to Schedule of Investments.

MUNICIPAL HIGH INCOME PORTFOLIO

Schedule of investments (unaudited) (cont’d)	October 31, 2016

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Colorado - 4.6%
Colorado Educational & Cultural Facilities Authority Revenue, Cheyenne Mountain Charter Academy Foundation	5.375%	6/15/38	$2,585,000	$2,659,060	(c)
Colorado Health Facilities Authority Revenue, Christian Living Communities Project	5.750%	1/1/37	2,000,000	2,016,200
Leyden Rock Metropolitan District #10, GO	4.375%	12/1/33	750,000	731,895
Leyden Rock Metropolitan District #10, GO	5.000%	12/1/45	1,250,000	1,262,362
Public Authority for Colorado Energy, Natural Gas Purchase Revenue	6.500%	11/15/38	17,500,000	24,705,800
Reata South Metropolitan District, CO, GO	7.250%	6/1/37	3,960,000	3,803,105
Solaris, CO, Metropolitan District #3, GO	5.000%	12/1/36	850,000	887,851

Total Colorado				36,066,273

Delaware - 1.2%
Delaware State EDA Revenue, Indian River Power LLC	5.375%	10/1/45	9,000,000	9,703,710

District of Columbia - 0.9%
District of Columbia Revenue:
Friendship Public Charter School Inc.	5.000%	6/1/32	2,130,000	2,396,506
Friendship Public Charter School Inc.	5.000%	6/1/42	1,250,000	1,382,800
KIPP Charter School	6.000%	7/1/33	1,000,000	1,187,840
KIPP Charter School	6.000%	7/1/43	1,450,000	1,698,399

Total District of Columbia				6,665,545

Florida - 3.3%
Bonnet Creek Resort Community Development District, Special Assessment	7.500%	5/1/34	495,000	496,035
Florida State Development Finance Corp., Educational Facilities Revenue:
Renaissance Charter School Inc. Project	6.000%	6/15/35	1,200,000	1,258,944	(b)
Renaissance Charter School Inc. Project	6.125%	6/15/46	1,000,000	1,046,410	(b)
Florida State Development Finance Corp., Senior Living Revenue, Tuscan Isle Champions Gate Project	6.375%	6/1/46	1,100,000	1,136,938	(b)
Florida State Mid-Bay Bridge Authority Revenue	5.000%	10/1/28	2,000,000	2,367,340
Martin County, FL, IDA Revenue, Indiantown Cogeneration LP Project	4.200%	12/15/25	3,500,000	3,657,500	(d)
Orange County, FL, IDA Revenue, Vitag Florida LLC Project	8.000%	7/1/36	1,200,000	1,257,756	(b)(d)
Palm Beach County, FL, Health Facilities Authority Revenue, Sinai Residences Boca Raton Project	7.500%	6/1/49	1,600,000	1,938,960
Reunion, FL, East Community Development District, Special Assessment	6.600%	5/1/33	390,000	405,054
Reunion, FL, East Community Development District, Special Assessment	7.375%	5/1/33	355,000	4	*(e)(f)
Seminole Tribe Florida Special Obligation Revenue	5.750%	10/1/22	5,000,000	5,199,400	(b)
Seminole Tribe Florida Special Obligation Revenue	5.250%	10/1/27	3,000,000	3,085,620	(b)
Volusia County, FL, Educational Facility Authority Revenue	5.000%	10/15/45	3,750,000	4,216,762

Total Florida				26,066,723

Georgia - 1.3%
Atlanta, GA, Development Authority Educational Facilities Revenue, Science Park LLC Project	5.000%	7/1/32	5,865,000	6,030,217	(c)
Franklin County, GA, Industrial Building Authority Revenue:
Emmanuel College Inc.	5.750%	11/1/25	1,000,000	600,000	*(e)
Emmanuel College Inc.	6.000%	11/1/32	2,850,000	1,710,000	*(e)
Emmanuel College Inc.	6.250%	11/1/43	3,000,000	1,800,000	*(e)

Total Georgia				10,140,217

See Notes to Schedule of Investments.

MUNICIPAL HIGH INCOME PORTFOLIO

Schedule of investments (unaudited) (cont’d)	October 31, 2016

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Hawaii - 1.1%
Hawaii State Department of Budget & Finance Special Purpose Revenue, Hawaiian Electric Co.	6.500%	7/1/39	$8,000,000	$8,930,400

Illinois - 7.1%
Chicago, IL, GO	5.500%	1/1/37	5,500,000	5,741,945
Chicago, IL, Metropolitan Water Reclamation District Greater Chicago, GO, Green Bond	5.000%	12/1/44	10,000,000	11,541,300
Chicago, IL, Motor Fuel Tax Revenue, AGM	5.000%	1/1/32	1,050,000	1,178,625
Chicago, IL, O’Hare International Airport Revenue	5.000%	1/1/31	6,750,000	7,768,035	(d)
Illinois State Development Finance Authority, Environmental Facilities Revenue, Citgo Petroleum Corp. Project	8.000%	6/1/32	3,250,000	3,256,110	(d)
Illinois State Finance Authority Revenue:
Franciscan Communities Inc.	5.125%	5/15/43	2,700,000	2,854,008
Park Place of Elmhurst Project	6.240%	5/15/38	4,250,000	4,279,452
Park Place of Elmhurst Project	6.330%	5/15/48	10,059,750	10,147,974
Park Place of Elmhurst Project	2.000%	5/15/55	2,525,250	108,611
Refunding, OSF Healthcare System	5.750%	11/15/37	2,500,000	2,626,550	(c)
Illinois State, GO	5.000%	2/1/27	3,500,000	3,862,845	(g)
Illinois State, GO	5.000%	2/1/28	1,875,000	2,061,019	(g)
Metropolitan Pier & Exposition Authority, IL, Revenue, CAB-McCormick Place Expansion Project	0.000%	12/15/52	2,800,000	463,904

Total Illinois				55,890,378

Indiana - 1.6%
Indiana State Finance Authority Revenue, Educational Facilities, Marian University Project	6.375%	9/15/41	10,000,000	11,419,900
Valparaiso, IN, Exempt Facilities Revenue, Pratt Paper LLC Project	7.000%	1/1/44	1,000,000	1,240,700	(d)

Total Indiana				12,660,600

Kentucky - 1.7%
Kentucky Economic Development Finance Authority Hospital Facilities Revenue, Owensboro Medical Health Systems	6.375%	6/1/40	11,500,000	12,998,910

Louisiana - 0.1%
Epps, LA, COP	8.000%	6/1/18	775,000	77,500	*(e)
Louisiana Local Government Environmental Facilities, CDA Revenue, Capital Project & Equipment Acquisition Program, ACA	6.550%	9/1/25	595,000	676,039

Total Louisiana				753,539

Maryland - 6.3%
Maryland State EDC, EDR:
Term Project	5.750%	6/1/35	9,000,000	9,959,130
Transportation Facilities Project	5.750%	6/1/35	21,625,000	23,929,576
Maryland State EDC, Student Housing Revenue Bonds, University of Maryland, College Park Project	5.800%	6/1/38	5,000,000	5,381,300	(c)
Maryland State Health & Higher EFA Revenue, Mercy Medical Center	6.250%	7/1/31	9,000,000	10,536,390

Total Maryland				49,806,396

See Notes to Schedule of Investments.

MUNICIPAL HIGH INCOME PORTFOLIO

Schedule of investments (unaudited) (cont’d)	October 31, 2016

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Massachusetts - 4.7%
Massachusetts State DFA Revenue:
Partners Healthcare System	5.000%	7/1/47	$5,000,000	$5,860,600
Tufts Medical Center Inc.	6.875%	1/1/41	4,000,000	4,755,320
Umass Boston Student Housing Project	5.000%	10/1/41	730,000	811,220	(g)
Massachusetts State HEFA Revenue:
Massachusetts Eye & Ear Infirmary	5.375%	7/1/35	9,000,000	9,966,150
Suffolk University	5.750%	7/1/39	13,740,000	15,230,790	(c)

Total Massachusetts				36,624,080

Michigan - 3.1%
Great Lakes, MI, Water Authority Water Supply System Revenue:
Senior Lien	5.000%	7/1/33	2,500,000	2,896,100
Senior Lien	5.000%	7/1/35	900,000	1,035,297
Senior Lien	5.000%	7/1/46	4,500,000	5,104,350
Michigan State Finance Authority Limited Obligation Revenue:
Higher Education, Thomas M Cooley Law School Project	6.000%	7/1/24	1,355,000	1,455,243	(b)
Higher Education, Thomas M Cooley Law School Project	6.750%	7/1/44	1,900,000	2,038,092	(b)
Michigan State Finance Authority Revenue:
Local Government Loan Program, Detroit Water & Sewer Department	5.000%	7/1/34	500,000	564,360
Local Government Loan Program, Detroit Water & Sewer Department	5.000%	7/1/35	500,000	562,755
Senior Lien Detroit Water & Sewer	5.000%	7/1/33	1,130,000	1,280,312
Senior Lien Detroit Water & Sewer	5.000%	7/1/44	1,180,000	1,288,489
Michigan State Strategic Fund Limited Obligation Revenue:
Evangelical Homes of Michigan	5.250%	6/1/32	1,000,000	1,089,010
Evangelical Homes of Michigan	5.500%	6/1/47	1,000,000	1,090,990
Royal Oak, MI, Hospital Finance Authority Revenue, William Beaumont Hospital	8.250%	9/1/39	4,000,000	4,532,480	(c)(h)
Saline, MI, EDC Revenue, Evangelical Homes of Michigan Project	5.500%	6/1/47	1,235,000	1,347,373

Total Michigan				24,284,851

Missouri - 1.5%
Kansas City, MO, IDA, Senior Living Facilities Revenue, Kansas City United Methodist Retirement Home Inc.	6.000%	11/15/51	1,000,000	1,021,640	(b)
Missouri State HEFA Revenue:
Lutheran Senior Services	6.000%	2/1/41	2,000,000	2,267,200
Lutheran Senior Services	5.000%	2/1/44	2,450,000	2,678,315
Raytown, MO, Annual Appropriation Supported Tax:
Raytown Live Redevelopment Plan Project 1	5.000%	12/1/19	1,000,000	1,019,640
Raytown Live Redevelopment Plan Project 1	5.000%	12/1/20	1,555,000	1,585,447
St. Louis County, MO, IDA, Senior Living Facilities Revenue, Friendship Village of Sunset Hills	5.875%	9/1/43	3,000,000	3,547,080

Total Missouri				12,119,322

Nevada - 0.4%
Director of the State of Nevada Department of Business & Industry Revenue:
Somerset Academy of Las Vegas	5.000%	12/15/35	1,295,000	1,354,751	(b)
Somerset Academy of Las Vegas	5.125%	12/15/45	2,015,000	2,080,830	(b)

Total Nevada				3,435,581

See Notes to Schedule of Investments.

MUNICIPAL HIGH INCOME PORTFOLIO

Schedule of investments (unaudited) (cont’d)	October 31, 2016

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
New Jersey - 7.6%
Gloucester County, NJ, PCFA Revenue, Keystone Urban Renewal, Logan Generating	5.000%	12/1/24	$2,000,000	$2,266,600	(d)
New Jersey State EDA Revenue:
Continental Airlines Inc. Project	5.125%	9/15/23	8,000,000	8,890,400	(d)
Newark Downtown District Management Corp.	5.125%	6/15/27	400,000	403,208
Provident Group - Rowan Properties LLC, Rowan University Housing Project	5.000%	1/1/48	2,000,000	2,223,280
School Facilities Construction, SIFMA	2.230%	3/1/28	17,500,000	16,478,350	(a)
New Jersey State Higher Education Assistance Authority, Student Loan Revenue	5.000%	12/1/44	2,780,000	2,897,566	(d)
New Jersey State Transportation Trust Fund Authority Revenue:
Capital Appreciation Transportation System, NATL	0.000%	12/15/31	24,250,000	13,345,745
Transportation System	5.000%	6/15/32	4,625,000	5,104,428
Salem County, NJ, PCFA Revenue, Chambers Project	5.000%	12/1/23	7,000,000	7,924,770	(d)

Total New Jersey				59,534,347

New Mexico - 0.2%
Otero County, NM:
COP, Jail Project Revenue	5.750%	4/1/18	710,000	713,515
COP, Jail Project Revenue	6.000%	4/1/23	500,000	494,225
COP, Jail Project Revenue	6.000%	4/1/28	500,000	480,815

Total New Mexico				1,688,555

New York - 5.9%
Brooklyn Arena, NY, Local Development Corp. Revenue, Barclays Center Project	6.250%	7/15/40	21,870,000	25,416,439	(c)
Nassau County, NY, Industrial Development Agency, Continuing Care Retirement Community Revenue, Amsterdam At Harborside	2.000%	1/1/49	568,226	96,598
New York City, NY, Industrial Development Agency, Civic Facilities Revenue, Amboy Properties Corp. Project	6.750%	6/1/20	1,335,000	1,335,307
New York State Transportation Development Corp., Special Facilities Revenue:
Laguardia Airport Terminal B Redevelopment Project	4.000%	7/1/31	2,000,000	2,123,240	(d)
Laguardia Airport Terminal B Redevelopment Project	4.000%	7/1/32	3,250,000	3,373,760	(d)
Laguardia Airport Terminal B Redevelopment Project	5.000%	7/1/41	4,750,000	5,208,233	(d)
Laguardia Airport Terminal B Redevelopment Project	5.000%	7/1/46	750,000	819,983	(d)
Port Authority of New York & New Jersey, Special Obligation Revenue, JFK International Air Terminal LLC	6.000%	12/1/36	7,000,000	8,120,840

Total New York				46,494,400

Ohio - 1.5%
Lorain County, OH, Port Authority, Recovery Zone Facility Revenue, U.S. Steel Corp. Project	6.750%	12/1/40	5,000,000	4,935,250
Ohio State Private Activity Revenue, Portsmouth Bypass Project	5.000%	6/30/53	1,650,000	1,799,936	(d)
Ohio State Water Development Authority, Environmental Improvement Revenue, U.S. Steel Corp. Project	6.600%	5/1/29	5,000,000	4,948,050

Total Ohio				11,683,236

See Notes to Schedule of Investments.

MUNICIPAL HIGH INCOME PORTFOLIO

Schedule of investments (unaudited) (cont’d)	October 31, 2016

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Oklahoma - 1.2%
Payne County, OK, EDA Revenue, Epworth Living at The Ranch	6.250%	11/1/31	$1,000,000	$1,022,350
Tulsa County, OK, Industrial Authority, Senior Living Community Revenue:
Montereau Inc. Project	7.125%	11/1/30	1,000,000	1,081,660
Montereau Inc. Project	7.250%	11/1/40	7,000,000	7,557,410

Total Oklahoma				9,661,420

Pennsylvania - 4.0%
Cumberland County, PA, Municipal Authority Revenue, Diakon Lutheran Social Ministries Project	5.000%	1/1/28	1,750,000	2,001,632
Erie County, PA, Convention Center Authority Gtd. Hotel Revenue, County GTD	5.000%	1/15/36	3,290,000	3,757,312
Harrisburg, PA, University Revenue, Harrisburg University of Science and Technology	6.000%	9/1/36	2,880,000	2,748,211	*(e)
Lackawanna County, PA, GO, AGC	6.000%	9/15/34	4,000,000	4,506,760
Pennsylvania Economic Development Financing Authority:
Sewer Sludge Disposal Revenue, Philadelphia Biosolids Facility	5.625%	1/1/19	1,420,000	1,495,232
Sewer Sludge Disposal Revenue, Philadelphia Biosolids Facility	6.250%	1/1/32	5,000,000	5,445,350
Pennsylvania Higher EFA Revenue, Shippensburg University	6.000%	10/1/31	3,500,000	3,940,300
Philadelphia, PA, Authority for IDR:
Discovery Charter School Inc. Project	6.250%	4/1/42	635,000	620,738
Performing Arts Charter School Project	6.000%	6/15/23	3,345,000	3,521,950	(b)
Philadelphia, PA, Water & Wastewater Revenue	5.000%	7/1/45	1,000,000	1,147,000
State Public School Building Authority Palease Revenue, AGM, Philadelphia School District Project	5.000%	6/1/33	2,200,000	2,493,282	(g)

Total Pennsylvania				31,677,767

Rhode Island - 0.0%
Central Falls, RI, Detention Facility Corp., Detention Facilities Revenue, Refunding	7.250%	7/15/35	980,000	284,200	*(e)

Texas - 19.4%
Arlington, TX, Higher Education Finance Corp., Education Revenue:
Uplift Education	5.000%	12/1/36	1,075,000	1,228,585
Uplift Education	5.000%	12/1/46	900,000	1,016,235
Central Texas Regional Mobility Authority Revenue	5.750%	1/1/25	2,500,000	2,859,300	(c)
Central Texas Regional Mobility Authority Revenue:
Capital Appreciation	0.000%	1/1/36	2,800,000	1,366,288
Capital Appreciation	0.000%	1/1/38	2,000,000	892,420
Capital Appreciation	0.000%	1/1/40	2,200,000	905,454
Clifton, TX, Higher Education Finance Corp., Education Revenue	6.000%	12/1/30	1,120,000	1,283,218
Clifton, TX, Higher Education Finance Corp., Education Revenue	6.125%	12/1/40	4,000,000	4,550,400
Grand Parkway Transportation Corp., TX, System Toll Revenue, Convertible CAB	0.000%	10/1/35	4,000,000	3,598,920	(a)
Gulf Coast, TX, IDA Revenue, Citgo Petroleum Corp. Project	4.875%	5/1/25	2,000,000	2,111,720	(d)

See Notes to Schedule of Investments.

MUNICIPAL HIGH INCOME PORTFOLIO

Schedule of investments (unaudited) (cont’d)	October 31, 2016

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Texas - (continued)
Harris County, TX, Cultural Education Facilities Finance Corp. Revenue, Memorial Hermann Healthcare System	1.530%	6/1/22	$5,635,000	$5,636,183	(a)
Harris County, TX, Cultural Education Facilities Finance Corp., Medical Facilities Revenue, Baylor College of Medicine	5.625%	11/15/32	5,135,000	5,622,774	(c)
Houston, TX, Airport System Revenue	5.000%	7/15/35	7,500,000	8,260,275	(d)
Houston, TX, Airport System Revenue:
Special Facilities, Continental Airlines Inc., Terminal Project	6.500%	7/15/30	6,500,000	7,474,610	(d)
Special Facilities, Continental Airlines Inc., Terminal Project	6.625%	7/15/38	5,000,000	5,749,700	(d)
Midlothian, TX, Development Authority, Tax Increment Contract Revenue, Refunding, Subordinated Lien	5.125%	11/15/26	730,000	730,664
Mission, TX, Economic Development Corp. Revenue, Senior Lien, Natgasoline Project	5.750%	10/1/31	295,000	313,054	(b)(d)
New Hope Cultural Education Facilities Finance Corp., TX, Retirement Facility Revenue:
MRC Senior Living-Langford Project	5.500%	11/15/46	750,000	752,280	(g)
MRC Senior Living-Langford Project	5.500%	11/15/52	1,125,000	1,114,515	(g)
New Hope Cultural Education Facilities Finance Corp., TX, Senior Living Revenue:
Cardinal Bay Inc., Village on the Park Carriage Inn Project	5.000%	7/1/46	1,150,000	1,309,214
Cardinal Bay Inc., Village on the Park Carriage Inn Project	5.000%	7/1/51	650,000	746,545
New Hope Cultural Education Facilities Finance Corp., TX, Student Housing Revenue:
Collegiate Housing College Station LLC, Texas A&M University Project, AGM	5.000%	4/1/46	500,000	553,040
Collegiate Housing, Tarleton State University Project	5.000%	4/1/46	3,000,000	3,279,150
Collegiate Housing, Tarleton State University Project	5.000%	4/1/47	4,000,000	4,354,680
North Texas Tollway Authority Revenue	5.750%	1/1/33	10,000,000	10,562,400	(c)
North Texas Tollway Authority Revenue	5.000%	1/1/39	750,000	871,297
North Texas Tollway Authority Revenue:
First Tier	6.250%	1/1/39	1,625,000	1,805,066	(c)
First Tier	6.250%	1/1/39	375,000	413,321
San Leanna, TX, Educational Facilities Corp., Education Revenue:
Saint Edwards University Project	5.000%	6/1/20	1,000,000	1,022,570
Saint Edwards University Project	5.125%	6/1/22	1,060,000	1,079,345
Saint Edwards University Project	5.125%	6/1/22	940,000	963,331	(c)
Texas Midwest Public Facility Corp. Revenue, Secure Treatment Facility Project	9.000%	10/1/30	5,000,000	600,000	*(e)
Texas State Municipal Gas Acquisition & Supply Corp. I, Gas Supply Revenue	6.250%	12/15/26	6,500,000	7,887,880
Texas State Private Activity Bond Surface Transportation Corp. Revenue:
LBJ Infrastructure Group LLC	7.000%	6/30/40	16,460,000	19,431,853
Senior Lien, Blueridge Transportation Group LLC	5.000%	12/31/40	370,000	411,936	(d)
Senior Lien, Blueridge Transportation Group LLC	5.000%	12/31/45	1,900,000	2,107,499	(d)
Senior Lien, NTE Mobility Partners LLC	6.875%	12/31/39	28,000,000	32,751,880
Texas State Public Finance Authority, Charter School Finance Corp. Revenue:
Cosmos Foundation Inc.	6.000%	2/15/30	1,000,000	1,153,360	(c)

See Notes to Schedule of Investments.

MUNICIPAL HIGH INCOME PORTFOLIO

Schedule of investments (unaudited) (cont’d)	October 31, 2016

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Texas - (continued)
Cosmos Foundation Inc.	6.200%	2/15/40	$4,000,000	$4,639,120	(c)
Uplift Education	5.875%	12/1/36	1,000,000	1,054,010	(c)
Willacy County, TX, PFC Project Revenue, County Jail	7.500%	11/1/25	500,000	458,435

Total Texas				152,922,527

U.S. Virgin Islands - 1.0%
Virgin Islands Public Finance Authority Revenue, Matching Fund Loan	6.750%	10/1/37	7,500,000	7,702,425

Virginia - 1.1%
Washington County, VA, IDA Hospital Facilities Revenue, Mountain States Health Alliance	7.750%	7/1/38	7,500,000	8,385,300

Washington - 0.3%
Washington State HFC Revenue:
Heron’s Key	6.500%	7/1/30	350,000	369,877	(b)
Heron’s Key	6.750%	7/1/35	350,000	371,374	(b)
Presbyterian Retirement Communities North West Project	5.000%	1/1/46	1,500,000	1,673,115	(b)

Total Washington				2,414,366

Wisconsin - 1.2%
Public Finance Authority, WI, Exemption Facilities Revenue, Celanese Project	5.000%	12/1/25	2,450,000	2,849,497	(d)
Public Finance Authority, WI, Revenue:
Bancroft Neurohealth Project	5.125%	6/1/48	3,000,000	3,044,100	(b)
Church Home of Hartford Inc.	5.000%	9/1/38	1,250,000	1,346,288	(b)
Wisconsin State HEFA Revenue, Aurora Health Care Inc.	5.625%	4/15/39	2,000,000	2,234,120

Total Wisconsin				9,474,005

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $713,813,202)				784,077,935

SHORT-TERM INVESTMENTS - 0.3%
New York - 0.0%
New York City, NY, GO, AGM, SPA-Dexia Credit Local	0.730%	11/1/26	100,000	100,000	(i)(j)
New York City, NY, Municipal Water Finance Authority, Water & Sewer System Revenue, Second General Resolution, SPA-Dexia Credit Local	0.850%	6/15/32	200,000	200,000	(i)(j)

Total New York				300,000

Texas - 0.2%
University of Texas, TX, Revenue, Financing System, LIQ-University of Texas Investment Management Co.	0.570%	8/1/39	1,300,000	1,300,000	(i)(j)

Washington - 0.1%
Washington State HFC, Non-Profit Housing Revenue, Panorama Project, LOC-Wells Fargo Bank N.A.	0.600%	4/1/43	700,000	700,000	(i)(j)

Wyoming - 0.0%
Uinta County, WY, PCR, Chevron USA Inc. Project	0.480%	8/15/20	100,000	100,000	(i)(j)

TOTAL SHORT-TERM INVESTMENTS (Cost - $2,400,000)				2,400,000

TOTAL INVESTMENTS - 99.9% (Cost - $716,213,202#)				786,477,935
Other Assets in Excess of Liabilities - 0.1%				1,130,351

TOTAL NET ASSETS - 100.0%				$787,608,286

See Notes to Schedule of Investments.

MUNICIPAL HIGH INCOME PORTFOLIO

Schedule of investments (unaudited) (cont’d)	October 31, 2016

*	Non-income producing security.

(a)	Variable rate security. Interest rate disclosed is as of the most recent information available.

(b)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.

(c)	Pre-Refunded bonds are escrowed with U.S. government obligations and/or U.S. government agency securities and are considered by the manager to be triple-A rated even if issuer has not applied for new ratings.

(d)	Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax (“AMT”).

(e)	The coupon payment on these securities is currently in default as of October 31, 2016.

(f)	Illiquid security.

(g)	Security is purchased on a when-issued basis.

(h)	All or a portion of this security is held at the broker as collateral for open futures contracts.

(i)	Variable rate demand obligations have a demand feature under which the Fund can tender them back to the issuer or liquidity provider on no more than 7 days notice.

(j)	Maturity date shown is the final maturity date. The security may be sold back to the issuer before final maturity.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:

ACA	— American Capital Assurance - Insured Bonds
AGC	— Assured Guaranty Corporation - Insured Bonds
AGM	— Assured Guaranty Municipal Corporation - Insured Bonds
CAB	— Capital Appreciation Bonds
CDA	— Communities Development Authority
COP	— Certificates of Participation
DFA	— Development Finance Agency
EDA	— Economic Development Authority
EDC	— Economic Development Corporation
EDR	— Economic Development Revenue
EFA	— Educational Facilities Authority
GO	— General Obligation
GTD	— Guaranteed
HEFA	— Health & Educational Facilities Authority
HFC	— Housing Finance Commission
IDA	— Industrial Development Authority
IDR	— Industrial Development Revenue
LIQ	— Liquidity Facility
LOC	— Letter of Credit
NATL	— National Public Finance Guarantee Corporation - Insured Bonds
PCFA	— Pollution Control Financing Authority
PCR	— Pollution Control Revenue
PFC	— Public Facilities Corporation
RDA	— Redevelopment Agency
SIFMA	— Securities Industry and Financial Markets Association
SPA	— Standby Bond Purchase Agreement - Insured Bonds

This Schedule of Investments is unaudited and is intended to provide information about the Portfolio’s holdings as of the date of the schedule. Other information regarding the Portfolio is available in the Portfolio’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Municipal High Income Portfolio (the “Portfolio”) is a separate diversified investment series of Master Portfolio Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Declaration of Trust permits the Trustees to issue beneficial interests in the Portfolio. At October 31, 2016, all investors in the Portfolio were funds advised or administered by the manager of the Portfolio and/or its affiliates.

The following are significant accounting policies consistently followed by the Portfolio and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Short-term fixed income securities that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Portfolio calculates its net asset value, the Portfolio values these securities as determined in accordance with procedures approved by the Portfolio’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Portfolio’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Portfolio, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Portfolio uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

Notes to Schedule of Investments (unaudited) (continued)

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Portfolio’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Municipal Bonds†	—	$784,077,935	—	$784,077,935

Short-Term Investments†	—	$2,400,000	—	$2,400,000

Total Investments	—	$786,477,935	—	$786,477,935

Other Financial Instruments:
Futures Contracts	$590,001	—	—	$590,001

Total	$590,001	$786,477,935	—	$787,067,936

†	See schedule of investments for additional detailed catagorzations

2. Investments

At October 31, 2016, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$83,216,689
Gross unrealized depreciation	(12,951,956)

Net unrealized appreciation	$70,264,733

At October 31, 2016, the Portfolio had the following open futures contracts:

	Number of Contracts	Expiration Date	Basis Value	Market Value	Unrealized Appreciation
Contracts to Sell:
U.S. Treasury Long-Term Bonds	83	12/16	$14,095,657	$13,505,656	$590,001

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Master Portfolio Trust

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	December 21, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	December 21, 2016

By:	/s/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date:	December 21, 2016